Income Taxes (Composition of Income (Loss) Before Income Taxes and Income Tax Expense (Benefit)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Income (loss) before income taxes: Israel	$ (1,299)	$ 677	$ (645)
Income (loss) before income taxes: Non-Israeli	1,512	5,445	4,018
Income before income taxes	213	6,122	3,373
Income tax expense (benefit), Current: Israel	44	45	35
Income tax expense (benefit), Current: Non-Israeli	398	735	562
Current Income Tax Expense (Benefit), Total	442	780	597
Deferred: Israel
Deferred: Non-Israeli	(232)	(36)	(40)
Deferred Income Tax Expense, Total	(232)	(36)	(40)
Income Tax Expense (Benefit), Total	$ 210	$ 744	$ 557